Breakdown of Contractual Assets and Liabilities, and Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Movement of contractual assets and contractual liabilities
The movement of contractual assets and capitalized costs in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual assets (Note 12)	145	113	—	(49)	—	—	209
Contractual assets	146	113	—	(49)	—	—	210
Impairment losses	(1)	—	—	—	—	—	(1)
Short-term contractual assets (Note 14)	104	180	(198)	48	(1)	—	133
Contractual assets	113	182	(201)	48	(1)	—	141
Impairment losses	(9)	(2)	3	—	—	—	(8)
Total	249	293	(198)	(1)	(1)	—	342

Millions of euros	Balance at 12/31/2019	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Long-term contractual assets (Note 12)	138	212	(6)	(196)	(3)	—	145
Contractual assets	144	213	(6)	(202)	(3)	—	146
Impairment losses	(6)	(1)	—	6	—	—	(1)
Short-term contractual assets (Note 14)	351	272	(392)	(103)	(24)	—	104
Contractual assets	381	275	(400)	(116)	(27)	—	113
Impairment losses	(30)	(3)	8	13	3	—	(9)
Total	489	484	(398)	(299)	(27)	—	249
The movement of contractual liabilities of contracts with customers in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual liabilities (Note 21)	762	270	(4)	(11)	(206)	18	—	829
Short-term contractual liabilities (Note 22)	976	5,182	(725)	(4,694)	204	2	13	958
Total	1,738	5,452	(729)	(4,705)	(2)	20	13	1,787

Millions of euros	Balance at 12/31/2019	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Long-term contractual liabilities (Note 21)	851	452	(15)	—	(495)	(31)	—	762
Short-term contractual liabilities (Note 22)	1,283	5,111	(655)	(4,647)	(56)	(60)	—	976
Total	2,134	5,563	(670)	(4,647)	(551)	(91)	—	1,738

Movement of deferred expenses
The movement of the deferred expenses in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Non-current capitalized costs (Note 12)	331	631	—	(401)	(6)	—	555
Of obtaining a contract	212	496	—	(334)	(3)	—	371
Of fulfilling a contract	119	135	—	(67)	(3)	—	184
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	580	489	(799)	400	(2)	—	668
Of obtaining a contract	469	388	(653)	333	—	—	537
Of fulfilling a contract	111	101	(146)	67	(2)	—	131
Impairment losses	—	—	—	—	—	—	—
Total	911	1,120	(799)	(1)	(8)	—	1,223

Millions of euros	Balance at 12/31/2019	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Non-current capitalized costs (Note 12)	221	446	(2)	(318)	(16)	—	331
Of obtaining a contract	191	369	(2)	(337)	(9)	—	212
Of fulfilling a contract	30	77	—	19	(7)	—	119
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	625	459	(774)	302	(32)	—	580
Of obtaining a contract	573	361	(652)	210	(23)	—	469
Of fulfilling a contract	52	98	(122)	92	(9)	—	111
Impairment losses	—	—	—	—	—	—	—
Total	846	905	(776)	(16)	(48)	—	911

Maturity schedule of contractual liabilities	The maturity schedule of contractual liabilities at December 31, 2021 is as follows:

Millions of euros	2022	2023	2024	Subsequent years	Total
Contractual liabilities, activation fees	56	9	4	3	72
Contractual liabilities, sales of prepay cards	464	—	—	—	464
Contractual liabilities, services	299	151	9	14	473
Contractual liabilities, sales of handsets	20	4	—	—	24
Contractual liabilities, sales of other equipments	3	—	—	19	22
Contractual liabilities, irrevocable rights to use	60	56	54	440	610
Other contractual liabilities	56	13	9	44	122
Maturity of performance obligations	958	233	76	520	1,787